Segment Information - Summary of Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Operating revenues	₩ 23,546,929	₩ 23,120,878	₩ 22,699,856
Operating income (loss)	1,069,092	1,339,780	1,077,068
Depreciation and Amortization	3,364,502	3,345,266	3,338,598
Operating segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	27,217,843	26,699,112	26,427,216
Operating income (loss)	1,112,554	1,378,653	1,096,256
Depreciation and Amortization	3,356,126	3,337,353	3,333,984
Operating segments [member] | Marketing/Customer [member]
Disclosure of operating segments [Line Items]
Operating revenues	16,242,552	16,144,415	16,130,454
Operating income (loss)	1,018,593	1,050,053	816,679
Depreciation and Amortization	2,895,930	2,870,161	2,897,876
Operating segments [member] | Finance [member]
Disclosure of operating segments [Line Items]
Operating revenues	3,637,917	3,577,549	3,512,721
Operating income (loss)	205,678	208,566	281,477
Depreciation and Amortization	28,827	28,868	25,466
Operating segments [member] | Satellite TV [member]
Disclosure of operating segments [Line Items]
Operating revenues	685,822	668,945	668,521
Operating income (loss)	75,373	79,987	97,701
Depreciation and Amortization	99,216	98,895	95,951
Operating segments [member] | All other segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	6,651,552	6,308,203	6,115,520
Operating income (loss)	(187,090)	40,047	(99,601)
Depreciation and Amortization	332,153	339,429	314,691
Elimination [member]
Disclosure of operating segments [Line Items]
Operating revenues	(3,670,914)	(3,578,234)	(3,727,360)
Operating income (loss)	(43,462)	(38,873)	(19,188)
Depreciation and Amortization	₩ 8,376	₩ 7,913	₩ 4,614